Pension and other post-retirement benefits- Change in Plan Assets (Detail) - Level 3 - Private Equity Funds $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning of year	$ 21,904
Contributions into funds	4,603
Return on assets	2,205
Distributions	(2,331)
Fair value of plan assets, end of year	$ 26,381